Derivative Financial Instruments - Notional Amounts and Fair Values of Derivatives (Detail) - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [line items]
Notional amount		£ 205,911	£ 238,751
Fair value assets		3,363	5,321
Fair value liabilities		1,709	1,594
Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount		63,877	96,541
Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		142,034	142,210
Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		96,032	89,432
Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		46,002	52,778
Exchange Rate Contracts [member]
Disclosure of detailed information about hedges [line items]
Notional amount		44,233	51,076
Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount		14,249	14,165
Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		1,482	3,010
Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		28,502	33,901
Interest Rate Contracts [member]
Disclosure of detailed information about hedges [line items]
Notional amount		159,046	184,752
Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount		47,045	79,522
Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		94,550	86,422
Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		17,451	18,808
Equity and Credit Contracts [member]
Disclosure of detailed information about hedges [line items]
Notional amount		2,632	2,923
Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Notional amount		2,583	2,854
Equity Investments [Member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Notional amount		49	69
Fair Value [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		3,363	5,321
Fair value liabilities		1,709	1,594
Fair Value [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		1,182	2,188
Fair value liabilities		932	1,845
Fair Value [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		3,395	5,005
Fair value liabilities		1,991	1,621
Fair Value [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		1,188	1,422
Fair value liabilities		1,490	1,315
Fair Value [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		2,207	3,583
Fair value liabilities		501	306
Fair Value [member] | Exchange Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		136	455
Fair value liabilities		199	351
Fair Value [member] | Exchange Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		166	357
Fair value liabilities		2
Fair Value [member] | Exchange Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		2,023	3,537
Fair value liabilities		462	200
Fair Value [member] | Interest Rate Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		754	1,455
Fair value liabilities		566	1,326
Fair Value [member] | Interest Rate Contracts [member] | Fair Value Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		1,022	1,065
Fair value liabilities		1,488	1,315
Fair Value [member] | Interest Rate Contracts [member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		184	46
Fair value liabilities		35	102
Fair Value [member] | Equity and Credit Contracts [member] | Derivatives Held for Trading [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		292	278
Fair value liabilities		167	168
Fair Value [member] | Equity Investments [Member] | Cash Flow Hedges [member] | Derivatives Held for Hedging [member]
Disclosure of detailed information about hedges [line items]
Fair value assets		0
Fair value liabilities		4	4
Fair Value [member] | Netting adjustments [member]
Disclosure of detailed information about hedges [line items]
Fair value assets	[1]	(1,214)	(1,872)
Fair value liabilities	[1]	£ (1,214)	£ (1,872)

[1]	Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £222m (2018: £9m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £629m (2018: £354m).